5. Financial risk management (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2018 ARS ($) $ / $	Dec. 31, 2017 ARS ($) $ / $
Financial Risk Management Details Narrative Abstract
Exchange rate | $ / $	37.70	18.65
Delinquent trade receivables	$ 2,000,000	$ 1,500,000
Allowances	901,300	677,500
Financial assets	3,400,000	4,300,000
Receivables related to customers	$ 10,400	$ 231,000